Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	$ 513,393	$ 427,490
Labor [Member]
Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	108,004	99,270
Civil [Member]
Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	270,989	222,800
Tax and Social Security [Member]
Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	$ 134,400	$ 105,420